4. LOANS (Details 8) (USD $) In Thousands, unless otherwise specified	12 Months Ended
	Sep. 30, 2012	Sep. 30, 2011
Recorded Investment
With no related allowance recorded:
Commercial real estate loans	$ 2,857	$ 1,128
Commercial non-real estate	329	58
Commercial-construction loans	0	1,021
Commercial-land	4,658	360
Residential-real estate loans	872	0
Subtotal:	8,716	2,567
With an allowance recorded:
Commercial real estate loans	0	1,249
Commercial non-real estate	0	0
Commercial-construction loans	0	0
Commercial-land	0	4,473
Residential-real estate loans	0	405
Subtotal:	0	6,127
Totals:
Commercial	7,844	8,289
Residential	872	405
Total	8,716	8,694
Unpaid Principal Balance
With no related allowance recorded:
Commercial real estate loans	2,883	2,095
Commercial non-real estate	349	58
Commercial-construction loans	0	1,072
Commercial-land	6,274	754
Residential-real estate loans	1,266	0
Subtotal:	10,772	3,979
With an allowance recorded:
Commercial real estate loans	0	1,350
Commercial non-real estate	0	0
Commercial-construction loans	0	0
Commercial-land	0	5,445
Residential-real estate loans	0	405
Subtotal:	0	7,200
Totals:
Commercial	9,506	10,774
Residential	1,266	405
Total	10,772	11,179
Related Allowance
With no related allowance recorded:
Commercial real estate loans	0	0
Commercial non-real estate	0	0
Commercial-construction loans	0	0
Commercial-land	0	0
Residential-real estate loans	0	0
Subtotal:	0	0
With an allowance recorded:
Commercial real estate loans	0	233
Commercial non-real estate	0	0
Commercial-construction loans	0	0
Commercial-land	0	250
Residential-real estate loans	0	65
Subtotal:	0	548
Totals:
Commercial	0	483
Residential	0	65
Total	0	548
Year to Date-Average Recorded Investment
With no related allowance recorded:
Commercial real estate loans	3,839	1,713
Commercial non-real estate	418	78
Commercial-construction loans	547	1,054
Commercial-land	4,959	621
Residential-real estate loans	1,199	0
Subtotal:	10,962	3,466
With an allowance recorded:
Commercial real estate loans	0	1,383
Commercial non-real estate	0	0
Commercial-construction loans	0	0
Commercial-land	0	5,121
Residential-real estate loans	0	355
Subtotal:	0	6,859
Totals:
Commercial	9,763	9,970
Residential	1,199	355
Total	10,962	10,325
Year to Date-Interest Income Recognized
With no related allowance recorded:
Commercial real estate loans	82	20
Commercial non-real estate	7	6
Commercial-construction loans	27	0
Commercial-land	11	8
Residential-real estate loans	40	0
Subtotal:	167	34
With an allowance recorded:
Commercial real estate loans	0	88
Commercial non-real estate	0	0
Commercial-construction loans	0	0
Commercial-land	0	0
Residential-real estate loans	0	20
Subtotal:	0	108
Totals:
Commercial	127	122
Residential	40	20
Total	$ 167	$ 142